Debentures	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Debentures
20. Debentures

	Issue	Guarantee (a)	12.31.2024	12.31.2023
Company
Copel GeT	5ª	Personal guarantee	82,619	157,327
	6ª		276,193	687,405
	7ª		1,598,771	1,579,711
	8ª		1,386,822	1,382,891
	9ª		1,637,685	–
			4,982,090	3,807,334
Copel DIS	5ª	Personal guarantee	678,738	647,092
	6ª		1,620,153	1,590,262
	7ª		1,397,531	1,535,469
	8ª		1,206,459	1,607,404
	9ª		2,306,826	–
			7,209,707	5,380,227
Complexo Brisa	2ª	Real and personal guarantee and pledge of Copel GeT shares	183,225	200,890
Copel Serviços	1ª	Personal guarantee	71,247	–
Cutia	1ª	Real and personal guarantee and pledge of Copel GeT shares	327,685	349,555
		Gross debt	12,773,954	9,738,006
		(-) Transaction cost	(146,589)	(118,900)
		Net debt	12,627,365	9,619,106
		Current	2,025,110	1,225,649
		Noncurrent	10,602,255	8,393,457
(a) Copel is the intervening guarantor of all emissions presented in the table.
The average debt cost is disclosed in Note 32.3.
On 5 May 2024, Copel Serviços issued its 1st simple debenture in a single series, non-convertible into shares, amounting to R$70,000, with Copel as intervening guarantor, intended for cash reinforcement, wicth a maturity date of 5 May 2031 and remunerated at CDI + 1.2%.
On 15 May 2024, Copel DIS issued the 9th simple debentures, in two series, non-convertible into shares, amounting to R$2,250,000, with Copel as intervening guarantor. The 1st serie is intended to reinforce working capital, amortize the principal and/or redeem the 7th and 8th debenture issues, matures on 15 May 2031 and pays CDI + 0.6%. The 2nd seris, intended for investments in expansion, renovation or improvement and/or reimbursement of costs of the electricity distribution network, matures on May 15, 2036 and bears interest at IPCA + 6.2831%.
Copel GeT issued the 9th issue of simple debentures on October 15, 2024, non-convertible into shares, with Copel as intervening guarantor. These debentures are not convertible into shares and Copel is acting as guarantor, in three series, in the amounts of R$800,000, R$500,000 and R$300,000. The remuneration corresponds to the accumulated variation of the DI plus 0.52% p.a., 0.65% p.a. and 0.95% p.a. and the maturity is 5, 7 and 10 years in each series, respectively.
20.1. Maturity of noncurrent installments

12.31.2024	Gross debt	(-) Transaction cost	Net debt
2026	2,214,018	(25,094)	2,188,924
2027	1,409,332	(17,415)	1,391,917
2028	742,135	(14,311)	727,824
2029	1,497,833	(14,027)	1,483,806
2030	1,746,751	(13,268)	1,733,483
After 2030	3,107,274	(30,973)	3,076,301
	10,717,343	(115,088)	10,602,255
20.2. Changes in debentures

Total
Balance as of January 1, 2023	7,803,855
Funding	3,195,000
(-) Transaction costs (a)	(61,632)
Charges and monetary variations	1,316,462
Payment – principal	(1,212,347)
Payment – charges	(1,138,030)
Reclassification (b)	(284,202)
Balance as of December 31, 2023	9,619,106
Funding	3,920,000
(-) Transaction costs	(60,623)
Charges and monetary variations	1,339,067
Payment – principal	(1,135,225)
Payment – charges	(1,114,064)
Reclassification (b)	59,104
Balance as of December 31, 2024	12,627,365
(a) Balance refers to the financial consideration (waiver) paid as a result of the process of transforming Copel into a Corporation.
(b) Reclassification to Liabilities classified as held for sale (Note 37).
20.3. Covenants
The issued debentures contain clauses that require the maintenance of certain economic and financial ratios within pre-determined parameters, requiring annual fulfillment and other conditions to be complied with, such as not changing the Company's interest in the capital stock that would represent change of control without prior consent from the debenture holders; not paying out dividends or interest on capital if it is in arrears in relation to honoring any of its financial obligations or not maintaining the financial ratios as determined without prior written consent of the debenture holders. The non-compliance with the contracted conditions may imply the need to request consent from the debenture holders or to declaration of early maturity of the debts.
On December 31, 2024, all financial indicators measured annually were fully complied, with the exception of the subsidiaries Asa Branca I, Asa Branca II, Asa Branca III, Ventos de Santo Uriel and Nova Eurus IV, which were exempt from complying with the ICSD in 2024, in accordance with BNDES letter AEC/DEENE2 No. 51/2024. In the context of the 1st Issue of Debentures of the Cutia Wind Complex, the Company received authorization on December 23, 2024, in accordance with the Minutes of the General Meeting of Debenture Holders (“AGD”), to temporarily replace the current ICSD calculation procedure with a calculation based on the consolidated financial statements of Companhia Paranaense de Energia - Copel until 2029. After considering the above, all agreed indicators and conditions were met at December 31, 2024.
The financial covenants contained in the debenture agreements are presented as follows:

Company	Contractual Instrument	Annual financial ratio	Limit
Copel GeT	5th issue of Debentures	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio (a)	≤ 3,5 ≥ 1,5
6th issue of Debentures
7th issue of Debentures
8th issue of Debentures
9th issue of Debentures
Copel DIS	5th issue of Debentures
6th issue of Debentures
7th issue of Debentures
8th issue of Debentures
9th issue of Debentures
Copel Serviços	1th issue of Debentures
Cutia	1th issue of Debentures	Debt service coverage ratio (a)	≥ 1,2
Nova Asa Branca I	2nd issue of Debentures	Debt service coverage ratio	≥ 1,3
Nova Asa Branca II
Nova Asa Branca III
Nova Eurus IV
Ventos de Santo Uriel
(a) Indicator calculated with the values from Copel’s consolidated financial statement.